Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 199,696	$ 103,105
Restricted cash		485
Term deposits		62,716
Accounts receivable, net of allowance for doubtful accounts of $419 and $823 as of December 31, 2010 and 2011, respectively	37,329	23,752
Due from related parties	221	1,212
Prepaid expense and other current assets	5,725	5,415
Deferred tax assets-current	1,355	378
Total current assets	244,326	197,063
Properties and equipment, net	49,245	41,571
Equity method investments	4,442	5,102
Prepaid consideration in connection with equity investment	183
Acquired intangible assets, net	6,855	996
Goodwill	8,747	3,242
Deferred tax assets-non-current	224	292
Other long term assets	445	357
TOTAL ASSETS	314,467	248,623
Liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $1,523 and $2,358 as of December 31, 2010 and 2011, respectively)	2,364	1,523
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $3,730 and $5,567 as of December 31, 2010 and 2011, respectively)	7,328	5,895
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $13,907 and $23,944 as of December 31, 2010 and 2011, respectively)	26,071	14,690
Income tax payable (including Income taxes payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $5,168 and $7,394 as of December 31, 2010 and 2011, respectively)	7,481	5,215
Forward contract (including forward contract of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited nil and nil as of December 31, 2010 and 2011, respectively)		2,465
Total current liabilities	43,244	29,788
Non-current liabilities
Deferred tax liability-non-current (including Deferred tax liability of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $473 and $1,191 as of December 31, 2010 and 2011, respectively)	1,345	473
Total liabilities	44,589	30,261
Commitments (Note 22)
Equity
Ordinary shares ($0.0001 par value; 460,000,000 shares authorized; 195,802,580 and 195,837,580 shares issued, and 188,632,684 and 191,473,716 outstanding as of December 31, 2010 and 2011, respectively)	19	19
Additional paid-in capital	175,726	169,132
Statutory reserve	9,363	6,322
Retained earnings	61,517	28,023
Accumulated other comprehensive income	18,262	11,449
Total AutoNavi Holdings Limited shareholders' equity	264,887	214,945
Noncontrolling interest	4,991	3,417
Total equity	269,878	218,362
TOTAL LIABILITIES AND EQUITY	$ 314,467	$ 248,623